Income Taxes - Schedule of Income Taxes Paid, Net of Refunds, Disaggregated by Jurisdiction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes paid, net of refunds
Total	$ 114,364	$ 149,792	$ 411,617
Domestic (Cayman Islands) [Member]
Income taxes paid, net of refunds
Domestic (Cayman Islands)
Foreign (Malaysia) [Member]
Income taxes paid, net of refunds
Foreign	114,364	149,792	411,617
Foreign (Hong Kong) [Member]
Income taxes paid, net of refunds
Foreign
Foreign (BVI) [Member]
Income taxes paid, net of refunds
Foreign